Risk management - Exposure per stage, coverage ratio and stage ratio's (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 951,934	€ 916,942
Loan loss on provisions	€ 5,368	€ 5,854
Coverage ratio	0.60%	0.60%
Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 622,327	€ 589,565
Loan loss on provisions	€ 5,274	€ 5,779
Coverage ratio	0.80%	1.00%
Loans And Advances To Banks [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 120,089	€ 125,902
Loan loss on provisions	€ 28	€ 26
Coverage ratio	0.00%	0.00%
Other IFRS 9 Eligible Financial Instruments [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 209,518	€ 201,475
Loan loss on provisions	€ 66	€ 48
Coverage ratio	0.00%	0.00%
Stage 1 [member] | Loans And Advances To Banks [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 119,896	€ 125,643
Loan loss on provisions	€ 24	€ 21
Coverage ratio	0.00%	0.00%
Stage ratio	100.00%	100.00%
Stage 1 [member] | Other IFRS 9 Eligible Financial Instruments [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 199,982	€ 192,000
Loan loss on provisions	€ 35	€ 35
Coverage ratio	0.00%	0.00%
Stage ratio	95.00%	95.00%
Stage 2 [member] | Loans And Advances To Banks [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 193	€ 259
Loan loss on provisions	€ 4	€ 5
Coverage ratio	2.00%	2.00%
Stage ratio	0.00%	0.00%
Stage 2 [member] | Other IFRS 9 Eligible Financial Instruments [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 8,941	€ 8,999
Loan loss on provisions	€ 6	€ 3
Coverage ratio	0.10%	0.00%
Stage ratio	4.00%	4.00%
Stage 3 [member] | Other IFRS 9 Eligible Financial Instruments [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 596	€ 476
Loan loss on provisions	€ 24	€ 10
Coverage ratio	4.10%	2.20%
Stage ratio	0.00%	0.00%
Residential mortgages [Member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 310,068	€ 297,145
Loan loss on provisions	€ 513	€ 513
Coverage ratio	0.20%	0.20%
Residential mortgages [Member] | Stage 1 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 297,915	€ 283,361
Loan loss on provisions	€ 37	€ 36
Coverage ratio	0.00%	0.00%
Stage ratio	96.00%	95.00%
Residential mortgages [Member] | Stage 2 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 8,777	€ 10,065
Loan loss on provisions	€ 128	€ 141
Coverage ratio	1.50%	1.40%
Stage ratio	3.00%	3.00%
Residential mortgages [Member] | Stage 3 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 3,376	€ 3,719
Loan loss on provisions	€ 348	€ 336
Coverage ratio	10.30%	9.00%
Stage ratio	1.00%	1.00%
Consumer Lending [Member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 32,423	€ 32,154
Loan loss on provisions	€ 1,409	€ 1,337
Coverage ratio	4.30%	4.20%
Consumer Lending [Member] | Stage 1 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 28,554	€ 27,854
Loan loss on provisions	€ 217	€ 187
Coverage ratio	0.80%	0.70%
Stage ratio	88.00%	87.00%
Consumer Lending [Member] | Stage 2 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 2,654	€ 2,866
Loan loss on provisions	€ 367	€ 347
Coverage ratio	13.80%	12.10%
Stage ratio	8.00%	9.00%
Consumer Lending [Member] | Stage 3 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 1,215	€ 1,435
Loan loss on provisions	€ 825	€ 802
Coverage ratio	67.90%	55.90%
Stage ratio	4.00%	4.00%
Loans To Public Authorities [Member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 14,333	€ 14,335
Loan loss on provisions	€ 12	€ 8
Coverage ratio	0.10%	0.10%
Loans To Public Authorities [Member] | Stage 1 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 13,906	€ 14,076
Loan loss on provisions	€ 2	€ 3
Coverage ratio	0.00%	0.00%
Stage ratio	97.00%	98.00%
Loans To Public Authorities [Member] | Stage 2 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 344	€ 189
Loan loss on provisions	€ 5	€ 2
Coverage ratio	1.50%	1.00%
Stage ratio	2.00%	1.00%
Loans To Public Authorities [Member] | Stage 3 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 84	€ 70
Loan loss on provisions	€ 4	€ 4
Coverage ratio	5.10%	5.10%
Stage ratio	1.00%	0.00%
Corporate Lending [Member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 265,503	€ 245,931
Loan loss on provisions	€ 3,340	€ 3,921
Coverage ratio	1.30%	1.60%
Corporate Lending [Member] | Stage 1 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 230,133	€ 201,297
Loan loss on provisions	€ 185	€ 300
Coverage ratio	0.10%	0.10%
Stage ratio	87.00%	82.00%
Corporate Lending [Member] | Stage 2 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 28,568	€ 36,936
Loan loss on provisions	€ 505	€ 977
Coverage ratio	1.80%	2.60%
Stage ratio	11.00%	15.00%
Corporate Lending [Member] | Stage 3 [member] | Loans and advances to customers [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 6,801	€ 7,698
Loan loss on provisions	€ 2,649	€ 2,644
Coverage ratio	39.00%	34.40%
Stage ratio	3.00%	3.00%